Shareholder Fees {- High Income Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP High Income Portfolio Initial, Service, Service 2 PRO-12 | High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)